Apr. 14, 2016
U.S. Government Money Market Portfolio
U.S. Government Money Market Portfolio

The Saratoga Advantage Trust

Supplement dated April 14, 2016 to the Class A Shares Prospectus

Dated December 29, 2015 of the Saratoga Advantage Trust (the “Prospectus”)

U.S. Government Money Market Portfolio SGAXX

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 29, 2015 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s U.S. Government Money Market Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO” beginning on page 1. The following sentence is added at the end of the first paragraph under the sub-heading entitled “Principal Investment Risks” located on page 2:

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 14, 2016 to the Class C Shares Prospectus

Dated December 29, 2015 of the Saratoga Advantage Trust (the “Prospectus”)

U.S. Government Money Market Portfolio SZCXX

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 29, 2015 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s U.S. Government Money Market Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO” beginning on page 1. The following sentence is added at the end of the first paragraph under the sub-heading entitled “Principal Investment Risks” located on page 2:

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

Supplement dated April 14, 2016 to the Class I Shares Prospectus

Dated December 29, 2015 of the Saratoga Advantage Trust (the “Prospectus”)

U.S. Government Money Market Portfolio SGMXX

This Supplement updates and supersedes any contrary information contained in the Prospectus dated December 29, 2015 of the Saratoga Advantage Trust (the “Trust”), or any supplements thereto with respect to the Trust’s U.S. Government Money Market Portfolio.

Reference is made to the section entitled “PORTFOLIO SUMMARY: U.S. GOVERNMENT MONEY MARKET PORTFOLIO” beginning on page 1. The following sentence is added at the end of the first paragraph under the sub-heading entitled “Principal Investment Risks” located on page 2:

The Manager has no legal obligation to provide financial support to the Portfolio, and you should not expect that the Manager will provide financial support to the Portfolio at any time.

Please retain this supplement for future reference.